Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net unrealized gains (losses) on available-for-salesecurities:
Unrealized gains (losses)		¥ (3,940)	¥ 123,186	¥ 112,467
Less: reclassification adjustments		889	(82,828)	(97,729)
Total		(3,051)	40,358	14,738
Pension liability adjustments:
Unrealized gains (losses)		(6,558)	66,331	4,785
Less: reclassification adjustments		(2,370)	190	178
Total		(8,928)	66,521	4,963
Own credit risk adjustments:
Unrealized gains (losses)	[1]	3,033
Less: reclassification adjustments	[1]	(47)
Total	[1]	2,986
Total tax effect before allocation to noncontrolling interests		¥ (8,993)	¥ 106,879	¥ 19,701

[1]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 "Recently issued accounting pronouncements" for further details.